Subsequent Events - Summary of Subsequent Events (Details) - 12 months ended Dec. 31, 2023 $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Borrowing date	[1]	Feb. 21, 2024
Maturity	[1]	2029.02.21
Interest rate (%)	[1]	3M CD+0.49
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Borrowing date	[1]	Feb. 28, 2024
Maturity	[1]	2029.02.28
Interest rate (%)	[1]	3M CD+0.50
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Borrowing date	[1]	Apr. 05, 2024
Maturity	[1]	2027.04.05
Interest rate (%)	[1]	3M CD+0.34
Amounts issued for the subsequent period	[1]	₩ 250,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Borrowing date	[1]	Apr. 11, 2024
Maturity	[1]	2027.04.09
Interest rate (%)	[1]	3M CD+0.48
Amounts issued for the subsequent period	[1]	₩ 250,000
Long-term borrowing
Disclosure of non-adjusting events after reporting period [line items]
Company name		KEPCO Nuclear Fuel Co., Ltd.
Borrowing date		Jan. 04, 2024
Maturity		2026.12.28
Interest rate (%)		3M Bank debenture rate+0.66
Amounts issued for the subsequent period		₩ 10,000
FY24 Global 15th
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 31, 2024
Maturity		2027.01.31
Interest rate (%)		4.88
Amounts issued for the subsequent period | $			$ 1,200,000
77-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 05, 2024
Maturity		2029.03.05
Interest rate (%)		5yr KTB rate+0.35
Amounts issued for the subsequent period		₩ 150,000
77-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 05, 2024
Maturity		2034.03.05
Interest rate (%)		10yr KTB rate+0.41
Amounts issued for the subsequent period		₩ 100,000
77-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 05, 2024
Maturity		2044.03.05
Interest rate (%)		20yr KTB rate+0.40
Amounts issued for the subsequent period		₩ 60,000
78-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 25, 2024
Maturity		2029.03.25
Interest rate (%)		3.62
Amounts issued for the subsequent period		₩ 100,000
78-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 25, 2024
Maturity		2034.03.25
Interest rate (%)		3.74
Amounts issued for the subsequent period		₩ 90,000
78-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 25, 2024
Maturity		2044.03.25
Interest rate (%)		3.72
Amounts issued for the subsequent period		₩ 100,000
60-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 16, 2024
Maturity		2026.01.16
Interest rate (%)		3.67
Amounts issued for the subsequent period		₩ 150,000
60-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 16, 2024
Maturity		2029.01.16
Interest rate (%)		3.73
Amounts issued for the subsequent period		₩ 50,000
60-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 16, 2024
Maturity		2044.01.16
Interest rate (%)		3.74
Amounts issued for the subsequent period		₩ 20,000
61-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 25, 2024
Maturity		2025.01.24
Interest rate (%)		3.54
Amounts issued for the subsequent period		₩ 100,000
61-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 25, 2024
Maturity		2027.01.25
Interest rate (%)		3.73
Amounts issued for the subsequent period		₩ 40,000
61-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 25, 2024
Maturity		2044.01.25
Interest rate (%)		3.82
Amounts issued for the subsequent period		₩ 10,000
72-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd.
Issue date		Jan. 11, 2024
Maturity		2027.01.11
Interest rate (%)		3.70
Amounts issued for the subsequent period		₩ 70,000
72-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd.
Issue date		Jan. 11, 2024
Maturity		2029.01.11
Interest rate (%)		3.79
Amounts issued for the subsequent period		₩ 30,000
47-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 08, 2024
Maturity		2027.04.08
Interest rate (%)		3.62
Amounts issued for the subsequent period		₩ 30,000
47-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 08, 2024
Maturity		2029.04.06
Interest rate (%)		3.67
Amounts issued for the subsequent period		₩ 50,000

[1]	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.